John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

July 18, 2013

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 2054

RE: The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of DGHM Investment Trust (the “Trust”) (File Nos. 333-137775 and 811-21958)

Ladies and Gentlemen:

               Enclosed herewith for filing on behalf of the Trust, please find Post-effective Amendment No. 12 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 14 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”) pertaining to the DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund (the “Funds”), the series portfolios of the Trust.

               The Amendment is being filed pursuant to Rule 485(a) for the purposes of reflecting that a shareholder services plan has been adopted with regard to the Investor Class shares of the DGHM V2000 SmallCap Value Fund.

               If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively